Restatement of Previously Issued Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements
Schedule of statements of balance sheet

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$201,401,935	$—	$201,401,935
Liabilities and stockholders’ equity
Total current liabilities	$242,903	$—	$242,903
Deferred underwriting commissions	7,000,000	—	7,000,000
Derivative warrant liabilities	—	28,320,000	28,320,000
Total liabilities	7,242,903	28,320,000	35,562,903
Class A common stock, $0.0001 par value; shares subject to possible redemption	189,159,030	(28,320,000)	160,839,030
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	108	284	392
Class B common stock – $0.0001 par value	500	—	500
Additional paid-in-capital	5,319,519	15,814,106	21,133,625
Accumulated deficit	(320,125)	(15,814,390)	(16,134,515)
Total stockholders’ equity	5,000,002	—	5,000,002
Total liabilities and stockholders’ equity	$201,401,935	$—	$201,401,935

Schedule of statements of operations

	Period From June 4, 2020 (Inception)
	Through December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(387,696)	$—	$(387,696)
Other (expense) income:
Change in fair value of derivative warrant liabilities	—	(15,340,000)	(15,340,000)
Financing costs – derivative warrant liabilities	—	(474,390)	(474,390)
Net gain from investments held in Trust Account	67,571	—	67,571
Total other (expense) income	67,571	(15,814,390)	(15,746,819)
Net loss	$(320,125)	$(15,814,390)	$(16,134,515)
Basic and Diluted weighted-average Class A common stock outstanding	20,000,000	—	20,000,000
Basic and Diluted net loss per Class A common shares	$0.00	—	$—
Basic and Diluted weighted-average Class B common stock outstanding	5,000,000	—	5,000,000
Basic and Diluted net loss per Class B common shares	$(0.06)	$(3.17)	$(3.23)

Schedule of statements of cash flows

	Period From June 4, 2020 (Inception)
	Through December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(320,125)	$(15,814,390)	$(16,134,515)
Change in fair value of derivative warrant liabilities	$—	$15,340,000	$15,340,000
Financing Costs – derivative warrant liabilities	$—	$474,390	$474,390
Initial value of Class A common stock subject to possible redemption	$189,429,260	$(12,981,000)	$176,448,260
Change in fair value of Class A common stock subject to possible redemption	$95,610	$(15,704,840)	$(15,609,230)